Provisions - Schedule of provision for pensions and similar obligations (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 8,441	€ 8,149	€ 9,583	€ 10,852
Provisions for defined benefits	3,097	3,335	4,419
Provision for pensions and other obligations post -employments and Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	3,105	3,342	4,427
Post-employment plans
Disclosure of other provisions [line items]
Provisions	2,225	2,392	3,185	3,976
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	880	950	1,242	€ 1,751
Spain
Disclosure of other provisions [line items]
Provisions for pre-retirements	805	884	1,176
Spain | Post-employment plans
Disclosure of other provisions [line items]
Provisions	770	1,245	1,709
Spain | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	817	895	1,188
United Kingdom | Post-employment plans
Disclosure of other provisions [line items]
Provisions	76	29	44
Other subsidiaries | Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,379	1,118	1,432
Other subsidiaries | Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	€ 63	€ 55	€ 54